SEGMENT - Narrative (Details) $ in Thousands		12 Months Ended
	Sep. 01, 2022 segment	Dec. 31, 2023 USD ($) segment customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Disclosure of major customers [line items]
Number of operating segments | segment		2
Revenue		$ 1,520,393	$ 1,443,351	$ 619,532
Operating segment
Disclosure of major customers [line items]
Revenue		1,520,400	1,443,400
Operating segment | Tank segment
Disclosure of major customers [line items]
Number of operating segments | segment	1
Revenue		$ 1,491,400	$ 1,440,400
Number of customers | customer		0	1	1
Number of geographical segment | segment		1
Operating segment | Customer one | Tank segment
Disclosure of major customers [line items]
Percentage of revenue		8.00%	12.00%
Operating segment | Customer one | Tank segment | Bottom of range
Disclosure of major customers [line items]
Percentage of revenue				15.00%
Operating segment | No Customer | Tank segment
Disclosure of major customers [line items]
Percentage of revenue		10.00%
Switzerland
Disclosure of major customers [line items]
Percentage of revenue		16.00%	15.30%	23.20%
Revenue		$ 242,500	$ 220,900	$ 143,500
USA
Disclosure of major customers [line items]
Percentage of revenue		12.00%
Revenue		$ 182,700
Mexico
Disclosure of major customers [line items]
Percentage of revenue			12.80%	15.60%
Revenue			$ 178,200	$ 96,600